RISK FACTORS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig
Period for which cumulative inflation rates used for considering country as highly inflationary (in years)	3
Minimum
Insurance coverage for claims which occur outside the United States	$ 1
Insurance coverage for claims which occur in the United States	$ 2
Cumulative inflation rate before a country is considered highly inflationary (as a percent)	100.00%